Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TAX MANAGED SMALL CAP PORTFOLIO
Entity Central Index Key	0001122006
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000014304
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small-Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Managed Small-Cap Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Small-Cap Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small-Cap Portfolio	$33	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69% [1]
AssetsNet	$ 190,539,999
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$190,539,999
# of Portfolio Holdings	73
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized